Stock-Based Compensation - Schedule of Range of Exercise Prices of Outstanding Share Options (Detail) Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	20	21	24
Weighted average exercise price, Options outstanding	$ 22.42	$ 22.09	$ 21.74
Weighted average remaining contractual life (in years)	4 years 6 months 21 days
Number of options, Options exercisable	10	8
Weighted average exercise price, Options exercisable	$ 20.91	$ 18.94
Weighted average remaining contractual life (in years), Options exercisable | yr	2.93
$12.64 - $20.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	4
Weighted average exercise price, Options outstanding	$ 17.42
Weighted average remaining contractual life (in years)	2 years 10 months 28 days
Number of options, Options exercisable	4
Weighted average exercise price, Options exercisable	$ 17.42
Weighted average remaining contractual life (in years), Options exercisable | yr	2.91
$21.00 - $24.83 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	16
Weighted average exercise price, Options outstanding	$ 23.58
Weighted average remaining contractual life (in years)	4 years 11 months 8 days
Number of options, Options exercisable	6
Weighted average exercise price, Options exercisable	$ 23.08
Weighted average remaining contractual life (in years), Options exercisable | yr	2.95